Significant Accounting Policies and Estimates (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Less: gain on extinguishment of convertible debt			$ 12,316	$ 0
Diluted net loss per share			$ (1.14)	$ (1.50)
Net loss	$ (315)	$ (3,563)	$ (14,347)	$ (17,763)
Basic net income (loss) per share			$ 0.67	$ (1.50)
Net income (loss) attributable to common stockholders	$ 315	$ 3,563	$ 10,128	$ (17,763)
Weighted average common shares outstanding			15,214	11,840
Add: gain on redeemed preferred stock			$ 24,475
Diluted net income per share computation:
Less: gain on extinguishment of convertible debt			$ (11,405)
Diluted net loss per share			$ (1.14)	$ (1.50)
Net income (loss) attributable to common stockholders			$ 10,128	$ (17,763)
Less: gain on redeemed preferred stock			(24,475)	0
Add: interest expense on convertible note			1,204
Diluted loss attributable to common stockholders			$ (24,548)	$ (17,763)
Weighted average common shares outstanding			15,214	11,840
Incremental shares attributable to the assumed conversion of preferred stock, convertible debt and exercise of outstanding stock options and warrants			6,356
Total adjusted weighted-average shares			21,570	11,840
Basic net income (loss) per share computation:
Net loss			$ (14,347)	$ (17,763)
Basic net income (loss) per share			$ 0.67	$ (1.50)
Net income (loss) attributable to common stockholders			$ 10,128	$ (17,763)
Weighted average common shares outstanding			15,214	11,840
Add: gain on redeemed preferred stock			$ 24,475